Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Current Assets:
Cash and cash equivalents	$ 36.4		$ 37.2
Restricted cash	9.3		40.6
Accounts receivable (net of allowances of $26.8 and $26.9)	1,134.9		1,075.6
Inventories	937.9		861.9
Other current assets	297.9		174.5
Total current assets	2,416.4		2,189.8
Property, plant and equipment at cost:
Land and buildings	1,203.1		1,207.7
Machinery and equipment	6,467.8		6,121.7
Transportation equipment	13.8		13.6
Leasehold improvements	24.7		20.0
Property, plant and equipment, at cost	7,709.4		7,363.0
Less accumulated depreciation and amortization	(2,154.7)		(1,751.6)
Net property, plant and equipment	5,554.7		5,611.4
Goodwill	1,862.1		1,865.3
Intangibles, net	699.4		795.1
Other assets	200.8		225.5
Assets	10,733.4		10,687.1
Current liabilities:
Current portion of debt	2.9		261.3
Accounts payable	802.1		708.9
Accrued compensation and benefits	249.0		211.4
Other current liabilities	189.4		226.7
Total current liabilities	1,243.4		1,408.3
Long-term debt due after one year	2,841.9		3,151.2
Pension liabilities, net of current portion	975.2		1,493.1
Postretirement benefit liabilities, net of current portion	118.3		154.2
Deferred income taxes	1,063.1		888.8
Other long-term liabilities	165.4		173.9
Commitments and contingencies (Notes 10 and 16)
Redeemable noncontrolling interests	13.3		11.4
Equity:
Preferred stock, $0.01 par value; 50,000,000 shares authorized; no shares outstanding	0		0
Class A common stock, $0.01 par value; 175,000,000 shares authorized; 72,023,820 and 70,884,002 shares outstanding at September 30, 2013 and September 30, 2012, respectively	0.7		0.7
Capital in excess of par value	2,871.4		2,810.8
Retained earnings	1,740.8		1,094.7
Accumulated other comprehensive loss	(300.6)	[1]	(500.5)	[1]
Total Rock-Tenn Company shareholders’ equity	4,312.3		3,405.7
Noncontrolling interests	0.5		0.5
Total equity	4,312.8		3,406.2
Liabilities and Equity	$ 10,733.4		$ 10,687.1

[1]	All amounts are net of tax and noncontrolling interest.